PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of property plant and equipment

	Buildings	Machinery and equipment	Motor vehicle	Office and other equipment	Total
	CNY	CNY	CNY	CNY	CNY
Cost
As of January 1, 2024	46	1,096	601	(94)	1,649
Additions	—	4	—	—	3
Disposal	—	—	(99)	—	(98)
As of December 31, 2024	46	1,100	502	(94)	1,554

Accumulated depreciation
As of January 1, 2024	(18)	(1,083)	(583)	88	(1,596)
Depreciation charge	(3)	(1)	—	—	(4)
Disposal			95		95
	(21)	(1,084)	(488)	88	(1,505)
Net book value
As of January 1, 2024	25	16	14	(6)	49
As of December 31, 2024	4	2	2	(1)	7

Cost
As of January 1, 2025	46	1,100	502	(94)	1,554
Disposal	—	—	(502)	94	(408)
As of December 31, 2025	46	1,100	—	—	1,146

Accumulated depreciation
As of January 1, 2025	(21)	(1,084)	(488)	88	(1,505)
Depreciation charge	(4)	(7)	—	6	(5)
Written back on disposal			488	(94)	394
	(25)	(1,091)	—	—	(1,116)
Net book value
As of December 31, 2025	21	9	—	—	30
As of December 31, 2025 (US$)	3	1	—	—	4